Note 8 - Common Stock (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 13, 2015	May. 12, 2015
Employee Stock Option [Member]
Allocated Share-based Compensation Expense	$ 16,903	$ 25,047	$ 33,590	$ 51,354
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 79,640		$ 79,640
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 219 days
Common Stock, Shares Authorized	150,000,000		150,000,000		75,000,000	75,000,000		150,000,000	75,000,000
Allocated Share-based Compensation Expense					$ 101,191	$ 143,435	$ 310,076